Taxation - Components of income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current income tax expense
Current income tax expense (benefit)	$ 49,509	$ (52,391)	$ 76,968
Deferred income tax expense (benefit)
Deferred income tax (benefit) expense	(11,091)	35,372	(21,582)
Unrecognized tax expense (benefit)
Unrecognized tax (benefit) expense	(199)	3,928	(2,850)
Total income tax expense
Total income tax expense (benefit)	38,219	(13,091)	52,536
Income before taxes by jurisdiction
Domestic (Bermuda)	636,043	3,894	715,912
Foreign	125,580	237,204	273,372
Income before taxes	761,623	241,098	989,284
US
Current income tax expense
Current income tax expense (benefit)	31,216	(97,155)	12,899
Deferred income tax expense (benefit)
Deferred income tax (benefit) expense	(9,404)	60,932	(25,850)
Unrecognized tax expense (benefit)
Unrecognized tax (benefit) expense	0	0	0
Total income tax expense
Total income tax expense (benefit)	21,812	(36,223)	(12,951)
Non-US
Current income tax expense
Current income tax expense (benefit)	18,293	44,764	64,069
Deferred income tax expense (benefit)
Deferred income tax (benefit) expense	(1,687)	(25,560)	4,268
Unrecognized tax expense (benefit)
Unrecognized tax (benefit) expense	(199)	3,928	(2,850)
Total income tax expense
Total income tax expense (benefit)	$ 16,407	$ 23,132	$ 65,487